Shares, equity and appropriation of profit - Earnings per share (Details) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) Right kr / shares shares	Dec. 31, 2017 SEK (kr) Right kr / shares shares	Dec. 31, 2016 SEK (kr) Right kr / shares shares
Earnings per share
Net profit/loss attributable to equity holders of the parent company | kr	kr 853	kr 192	kr (2,269)
Net profit/loss attributable to equity holders of the parent company | kr	kr 853	kr 192	kr (2,269)
Weighted average number of outstanding shares | shares	531,098,522	502,614,759	452,146,472
Weighted average number of share rights	3,407,393	3,022,380	2,741,148
Weighted average number of outstanding shares after dilution | shares	534,505,915	505,637,139	454,887,620
Earnings per share, SEK | kr / shares	kr 1.61	kr 0.38	kr (5.02)
Earnings per share, after dilution, SEK | kr / shares	kr 1.59	kr 0.37	kr (5.02)
LTI 2018
Earnings per share
Weighted average number of share rights	829,239
LTI 2017
Earnings per share
Weighted average number of share rights	1,327,443	909,312
LTI 2016
Earnings per share
Weighted average number of share rights	1,023,804	1,125,670	804,813
LTI 2015
Earnings per share
Weighted average number of share rights	226,907	783,348	970,707
LTI 2014
Earnings per share
Weighted average number of share rights		204,050	777,542
LTI 2013
Earnings per share
Weighted average number of share rights			188,086